Shareholder Report, Holdings (Details)	May 31, 2024
Fidelity Growth Strategies Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Strategies Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth Strategies Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Growth Strategies Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Growth Strategies Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Growth Strategies Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Strategies Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Growth Strategies Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Growth Strategies Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth Strategies Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Growth Strategies Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Growth Strategies Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Equity Growth K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Equity Growth K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Equity Growth K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity Growth K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity Growth K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Equity Growth K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Equity Growth K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Equity Growth K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Equity Growth K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Growth K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Growth K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Equity Growth K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Equity Growth K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Equity Growth K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Equity Growth K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity Growth K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Equity Growth K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Equity Growth K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Equity Growth K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Growth K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Fidelity Equity Growth K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Equity Growth K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Equity Growth K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Growth K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Equity Growth K6 Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Equity Growth K6 Fund | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Equity Growth K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Equity Growth K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Equity Growth K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Equity Growth K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Equity Growth K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity Growth K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Series Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Series Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Fidelity Series Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Series Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Series Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Series Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Series Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Growth Company K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Growth Company K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Growth Company K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Growth Company K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Growth Company K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Company K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Company K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Company K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Growth Company K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Growth Company K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Company K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Fidelity Growth Company K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Growth Company K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Growth Company K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Growth Company K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Growth Company K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Growth Company K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Growth Company K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company K6 Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Growth Company K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Growth Company K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Strategies Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth Strategies Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Growth Strategies Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Growth Strategies Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Growth Strategies Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Strategies Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Growth Strategies Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Growth Strategies Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth Strategies Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Growth Strategies Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Growth Strategies Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Strategies K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Growth Strategies K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Growth Strategies K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Growth Strategies K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Strategies K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Growth Strategies K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Growth Strategies K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Strategies K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Growth Strategies K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Growth Strategies K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Growth Company Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Growth Company Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Growth Company Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Growth Company Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Growth Company Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Company Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Company Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Growth Company Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Growth Company Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Growth Company Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Company Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Growth Company Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Company Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Growth Company Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Growth Company Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Growth Company Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Company Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity New Millennium Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity New Millennium Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity New Millennium Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity New Millennium Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity New Millennium Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity New Millennium Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity New Millennium Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity New Millennium Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity New Millennium Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New Millennium Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New Millennium Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity New Millennium Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity New Millennium Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity New Millennium Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity New Millennium Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity New Millennium Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity New Millennium Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity New Millennium Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity New Millennium Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Millennium Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity New Millennium Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity New Millennium Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity New Millennium Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New Millennium Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity New Millennium Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity New Millennium Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New Millennium Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity New Millennium Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity New Millennium Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity New Millennium Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity New Millennium Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity New Millennium Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity New Millennium Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%